Debt (Components Of Total Indebtedness) (Details) (USD $)	1 Months Ended	12 Months Ended				6 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended
	Aug. 26, 2008	Dec. 31, 2010	Jun. 30, 2011		Dec. 31, 2009	Jun. 30, 2011 1.75% Convertible Senior Subordinated Notes Due 2015 [Member]	Dec. 31, 2010 1.75% Convertible Senior Subordinated Notes Due 2015 [Member]	Jun. 30, 2011 7.00% Senior Notes Due 2019 [Member]	Jun. 30, 2011 7.00% Senior Notes Due 2020 [Member]	Dec. 31, 2010 7.00% Senior Notes Due 2020 [Member]	Nov. 30, 2010 7.00% Senior Notes Due 2020 [Member]	Jun. 30, 2011 7.25% Senior Notes Due 2022 [Member]	Jun. 08, 2011 7.25% Senior Notes Due 2022 [Member]	Jun. 30, 2011 3.25% AMS Convertible Notes Due 2036 [Member]	Jun. 30, 2011 4.00% AMS Convertible Notes Due 2041 [Member]	Dec. 31, 2010 Term Loan Facility Due 2015 [Member]	Jun. 30, 2011 Term Loan A Facility Due 2016 [Member]	Jun. 30, 2011 Term Loan B Facility Due 2018 [Member]
Senior Notes gross		$ 379,500,000	$ 379,500,000					$ 500,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 400,000,000	$ 61,000,000	$ 89,700,000
Unamortized initial purchaser's discount		(13,284,000)	(11,079,000)
Senior Notes									388,921,000	386,716,000
Unamortized discount		(100,578,000) [1]	(90,644,000)	[1]		(90,644,000)	(100,578,000)
Face value of debt instrument																400,000,000	1,500,000,000	700,000,000
Other long-term debt		5,156,000	5,549,000
Convertible Note gross						379,500,000	379,500,000
Financing cost		16,500,000
Convertible debt						288,856,000	278,922,000							94,960,000	151,887,000
Total long-term debt, net		1,070,794,000	4,030,173,000
Less current portion		24,993,000	601,498,000
Total long-term debt, less current portion, net		$ 1,045,801,000	$ 3,428,675,000		$ 322,534,000
Notes, interest rate						1.75%		7.00%	7.00%		7.00%	7.25%	7.25%	3.25%	4.00%
Notes, maturity year	2024					2015		2019	2020			2022		2036	2041

[1]	Represents the unamortized portion of the original purchaser's discount and certain other costs of the offering as well as the unamortized portion of the discount created from the separation of the debt portion of our Convertible Notes from the equity portion. This discount will be amortized to interest expense over the term of the Convertible Notes.